UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities – 19.6%
$120,824	ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 2.832% (LIBOR 1 Month+96 basis points), 4/25/2035[1,2]	$121,227
230,717	ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7 2.472% (LIBOR 1 Month+60 basis points), 11/25/2035[1,2]	230,501
220,917	ACE Securities Corp. Home Equity Loan Trust Series 2005-WF1 2.532% (LIBOR 1 Month+66 basis points), 5/25/2035[1,2]	221,006
250,000	American Express Issuance Trust II 2.477% (LIBOR 1 Month+70 basis points), 8/15/2019[1,2]	250,552
7,553	AmeriCredit Automobile Receivables Trust 2014-2 2.180%, 6/8/2020[2]	7,542
150,000	AmeriCredit Automobile Receivables Trust 2015-1 2.510%, 1/8/2021[2]	149,968
902,134	AmeriCredit Automobile Receivables Trust 2017-3 2.048% (LIBOR 1 Month+24 basis points), 12/18/2020[1,2]	902,134
234,512	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2004-R9 2.847% (LIBOR 1 Month+98 basis points), 10/25/2034[1,2]	236,010
348,794	Angel Oak Mortgage Trust LLC 2015-1 2.708%, 11/25/2047[2,3,4]	348,777
825,000	Apidos CLO XII 2.638% (LIBOR 3 Month+60 basis points), 4/15/2031[1,2,3]	824,383
125,000	Ascentium Equipment Receivables 2015-2 LLC 3.440%, 10/12/2021[2,3]	125,304
204,588	Asset Backed Securities Corp. Home Equity Loan Trust Series WMC 2005-HE5 2.592% (LIBOR 1 Month+72 basis points), 6/25/2035[1,2]	205,341
99,999	Axis Equipment Finance Receivables III LLC 3.410%, 4/20/2020[2,3]	98,226
1,000,000	Barclays Dryrock Issuance Trust 2015-2 1.560%, 3/15/2021[2]	999,210
220,000	California Republic Auto Receivables Trust 2014-2 3.290%, 3/15/2021[2]	219,324
	Canyon Capital CLO 2006-1 Ltd.
250,000	Series 2006-1A, Class B, 2.545% (LIBOR 3 Month+42.00 basis points), 12/15/2020[1,2,3]	247,664
500,000	Series 2006-1A, Class C, 2.825% (LIBOR 3 Month+70.00 basis points), 12/15/2020[1,2,3]	494,818
250,000	Capital Auto Receivables Asset Trust 2015-1 3.160%, 8/20/2020[2]	250,877
305,000	Capital Auto Receivables Asset Trust 2016-1 4.030%, 8/21/2023[2]	307,913
956,000	Capital One Multi-Asset Execution Trust 1.600%, 5/17/2021[2]	953,773

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities (Continued)
$180,000	CarMax Auto Owner Trust 2014-2 2.080%, 1/15/2020[2]	$179,774
600,000	CBAM 2017-3 Ltd. 2.069% (LIBOR 3 Month+70 basis points), 10/17/2029[1,2,3]	598,200
1,000,000	Chase Issuance Trust 1.620%, 7/15/2020[2]	997,686
200,000	Chesapeake Funding II LLC 3.380%, 8/15/2029[2,3]	197,935
345,000	CIFC Funding 2014-II Ltd. 3.144% (LIBOR 3 Month+120 basis points), 5/24/2026[1,2,3]	344,903
1,000,000	Citibank Credit Card Issuance Trust 1.730%, 4/9/2020[2]	999,909
434,763	Citigroup Mortgage Loan Trust, Inc. 2.996%, 9/25/2064[2,3,4]	431,596
	COLT 2017-1 Mortgage Loan Trust
149,955	Series 2017-1, Class A2, 2.819%, 5/27/2047[2,3,4]	149,321
118,810	Series 2017-1, Class A3, 3.074%, 5/27/2047[2,3,4]	118,900
84,316	Commonbond Student Loan Trust 2016-B 4.000%, 10/25/2040[2,3]	83,191
46,366	Countrywide Asset-Backed Certificates 2.847% (LIBOR 1 Month+98 basis points), 6/25/2035[1,2]	46,409
200,000	CPS Auto Receivables Trust 2015-C 4.630%, 8/16/2021[2,3]	203,345
100,000	CPS Auto Receivables Trust 2016-A 3.340%, 5/15/2020[2,3]	100,227
400,000	CPS Auto Receivables Trust 2017-B 3.950%, 3/15/2023[2,3]	401,531
1,000,000	Credit Acceptance Auto Loan Trust 2016-2 4.290%, 11/15/2024[2,3]	1,011,555
68,135	Credit-Based Asset Servicing & Securitization LLC 2.292% (LIBOR 1 Month+42 basis points), 7/25/2035[1,2]	68,124
	Deephaven Residential Mortgage Trust 2017-1
161,363	Series 2017-1A, Class A1, 2.725%, 12/26/2046[2,3,4]	159,129
84,784	Series 2017-1A, Class A2, 2.930%, 12/26/2046[2,3,4]	83,904
54,699	Series 2017-1A, Class A3, 3.485%, 12/26/2046[2,3,4]	54,683
195,273	Deephaven Residential Mortgage Trust 2017-3 2.813%, 10/25/2047[2,3,4]	193,345
962,483	Deephaven Residential Mortgage Trust 2018-1 2.976%, 12/25/2057[2,3,4]	962,462
67,319	Earnest Student Loan Program 2016-D LLC 3.800%, 1/25/2041[2,3]	65,954
275,000	Fifth Third Auto Trust 2017-1 1.590%, 4/15/2020[2]	273,869
200,000	First Investors Auto Owner Trust 2014-1 3.280%, 4/15/2021[2,3]	199,945

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities (Continued)
$100,000	First Investors Auto Owner Trust 2015-2 4.220%, 12/15/2021[2,3]	$100,733
200,000	Flagship Credit Auto Trust 2016-1 3.910%, 6/15/2022[2,3]	202,074
205,000	Flagship Credit Auto Trust 2016-2 3.840%, 9/15/2022[2,3]	207,311
21,910	Foursight Capital Automobile Receivables Trust 2014-1 2.110%, 3/23/2020[2,3]	21,849
219,948	Foursight Capital Automobile Receivables Trust 2017-1 2.370%, 4/15/2022[2,3]	217,848
221,786	Golden Bear 2016-R LLC 5.650%, 9/20/2047[3,5,6]	221,894
250,000	GoldenTree Loan Opportunities VII Ltd. 3.495% (LIBOR 3 Month+175 basis points), 4/25/2025[1,2,3]	249,965
1,000,000	Great Lakes CLO 2015-1 Ltd. 2.320% (LIBOR 3 Month+60 basis points), 1/16/2030[1,2,3]	999,534
375,000	Hempstead II CLO Ltd. 2.811% (LIBOR 3 Month+100 basis points), 8/10/2029[1,2,3]	375,544
363,201	HERO Funding II 2016-3B 5.240%, 9/20/2042[2,3]	364,870
208,603	HERO Funding II 2016-4B 4.990%, 9/20/2047[2,3]	206,665
265,000	Hertz Fleet Lease Funding LP 2.130%, 4/10/2031[2,3]	263,204
96,190	Home Equity Asset Trust 2005-5 2.637% (LIBOR 1 Month+77 basis points), 11/25/2035[1,2]	96,449
106,859	Home Equity Asset Trust 2005-6 2.362% (LIBOR 1 Month+49 basis points), 12/25/2035[1,2]	107,195
250,000	Hull Street CLO Ltd. 2.954% (LIBOR 3 Month+122 basis points), 10/18/2026[1,2,3]	249,827
875,000	KKR CLO 11 Ltd. 2.322% (LIBOR 3 Month+60 basis points), 1/15/2031[1,2,3]	874,891
53,218	Morgan Stanley ABS Capital I, Inc. Trust 2005-HE3 2.667% (LIBOR 1 Month+80 basis points), 7/25/2035[1,2]	53,405
330,290	Morgan Stanley ABS Capital I, Inc. Trust 2006-WMC1 2.092% (LIBOR 1 Month+22 basis points), 12/25/2035[1,2,3]	329,815
900,000	Mountain View CLO 2013-1 Ltd. 2.459% (LIBOR 3 Month+75 basis points), 10/12/2030[1,2,3]	900,284
	NextGear Floorplan Master Owner Trust
250,000	Series 2016-2A, Class A2, 2.190%, 9/15/2021[2,3]	247,297
500,000	Series 2017-2A, Class B, 3.020%, 10/17/2022[2,3]	496,417
240,000	Series 2018-1A, Class B, 3.570%, 2/15/2023[2,3]	239,916
300,000	OFSI Fund V Ltd. 3.331% (LIBOR 3 Month+160 basis points), 4/17/2025[1,2,3]	299,947

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities (Continued)
$750,000	OZLM XI Ltd. 2.517% (LIBOR 3 Month+75 basis points), 10/30/2030[1,2,3]	$749,692
70,111	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MHQ 2.997% (LIBOR 1 Month+113 basis points), 12/25/2034[1,2]	70,423
318,248	Popular ABS Mortgage Pass-Through Trust 2004-5 2.202% (LIBOR 1 Month+33 basis points), 12/25/2034[1,2]	318,332
93,283	Prestige Auto Receivables Trust 2014-1 2.390%, 5/15/2020[2,3]	93,245
142,857	Race Point IX CLO Ltd. 2.372% (LIBOR 3 Month+65 basis points), 10/15/2030[1,2,3]	142,723
273,536	RAMP Series 2005-EFC2 Trust 2.787% (LIBOR 1 Month+92 basis points), 7/25/2035[1,2]	274,936
402,202	RASC Series 2005-KS8 Trust 2.352% (LIBOR 1 Month+48 basis points), 8/25/2035[1,2]	402,252
276,431	RASC Series 2005-KS9 Trust 2.332% (LIBOR 1 Month+46 basis points), 10/25/2035[1,2]	276,942
240,394	Santander Drive Auto Receivables Trust 2014-1 2.910%, 4/15/2020[2]	240,653
360,308	SLM Student Loan Trust 2003-14 2.295% (LIBOR 3 Month+55 basis points), 10/25/2065[1,2]	344,800
56,456	Sofi Professional Loan Program 2016-B LLC 1.680%, 3/25/2031[3]	56,358
250,000	Sound Point CLO V Ltd. 3.384% (LIBOR 3 Month+165 basis points), 4/18/2026[1,2,3]	249,975
488,581	Soundview Home Loan Trust 2005-DO1 2.772% (LIBOR 1 Month+90 basis points), 5/25/2035[1,2]	488,653
983,827	Spirit Master Funding LLC 5.370%, 7/20/2040[2,3]	1,010,841
92,245	Structured Asset Investment Loan Trust 2004-10 2.932% (LIBOR 1 Month+106 basis points), 11/25/2034[1,2]	92,993
126,984	Structured Asset Investment Loan Trust 2005-1 2.592% (LIBOR 1 Month+72 basis points), 2/25/2035[1,2,3]	127,182
5,807	Structured Asset Investment Loan Trust 2005-6 2.592% (LIBOR 1 Month+72 basis points), 7/25/2035[1,2]	5,809
204,849	Structured Asset Securities Corp. Mortgage Loan Trust 2006-WF2 2.182% (LIBOR 1 Month+31 basis points), 7/25/2036[1,2]	204,511
200,000	Symphony Clo V Ltd. 3.222% (LIBOR 3 Month+150 basis points), 1/15/2024[1,2,3]	199,999
100,000	Westlake Automobile Receivables Trust 2016-2 4.100%, 6/15/2021[2,3]	101,191
340,000	Westlake Automobile Receivables Trust 2017-1 2.700%, 10/17/2022[2,3]	339,059
250,000	Westlake Automobile Receivables Trust 2017-2 4.630%, 7/15/2024[2,3]	250,430

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities (Continued)
$108,630	Wheels SPV 2 LLC 1.400%, 7/20/2018[2,3]	$108,630

	Total Asset-Backed Securities (Cost $28,512,032)	28,597,010

	Bank Loans – 5.6%
297,740	1011778 BC ULC 2.250% (US LIBOR+225 basis points), 2/17/2024[1,2,7,8]	298,298
297,750	Albertsons LLC 5.292% (US LIBOR+325 basis points), 12/21/2022[1,2,8]	295,021
289,810	Altice U.S. Finance I Corp. 4.127% (US LIBOR+225 basis points), 1/25/2025[1,2,8]	289,774
229,415	American Axle & Manufacturing, Inc. 4.130% (US LIBOR+225 basis points), 3/8/2024[1,2,8]	230,886
249,375	Aramark Services, Inc. 3.648% (US LIBOR+200 basis points), 3/7/2025[1,2,8]	251,401
267,548	Asurion LLC 4.648% (US LIBOR+275 basis points), 11/3/2023[1,2,8]	269,661
580,787	Avolon TLB Borrower 1 U.S. LLC 4.072% (US LIBOR+225 basis points), 4/3/2022[1,2,8]	581,725
199,500	Charter Communications Operating LLC 3.880% (US LIBOR+200 basis points), 4/30/2025[1,2,8]	200,466
255,835	CHS/Community Health Systems, Inc. 4.984% (US LIBOR+300 basis points), 1/27/2021[1,2,8]	246,437
246,140	CSC Holdings LLC 4.036% (US LIBOR+225 basis points), 7/17/2025[1,2,8]	245,782
231,586	DaVita, Inc. 4.627% (US LIBOR+275 basis points), 6/24/2021[1,2,8]	234,011
136,333	Dell International LLC 3.880% (US LIBOR+200 basis points), 9/7/2023[1,2,8]	136,616
181,514	Dynegy, Inc. 4.604% (US LIBOR+275 basis points), 2/7/2024[1,2,8]	182,806
	First Data Corp.
82,000	4.122% (US LIBOR+225.00 basis points), 7/10/2022[1,2,8]	82,213
230,733	4.122% (US LIBOR+225.00 basis points), 4/26/2024[1,2,8]	231,325
315,176	Golden Nugget, Inc. 0.000% (US LIBOR+325 basis points), 10/4/2023[1,2,8]	318,348
249,375	Hanesbrands, Inc. 3.627% (US LIBOR+175 basis points), 12/15/2024[1,2,8]	250,881
227,626	Hilton Worldwide Finance LLC 3.872% (US LIBOR+200 basis points), 10/25/2023[1,2,8]	229,082
335,000	Level 3 Financing, Inc. 4.111% (US LIBOR+225 basis points), 2/17/2024[1,2,8]	336,022
237,902	MGM Growth Properties Operating Partnership LP 3.898% (US LIBOR+200 basis points), 3/25/2025[1,2,8]	238,831

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Bank Loans (Continued)
$96,285	Micron Technology, Inc. 3.880% (US LIBOR+600 basis points), 4/26/2022[1,2,8]	$97,023
24,938	Multi-Color Corp. 4.127% (US LIBOR+225 basis points), 10/31/2024[1,8]	25,083
334,000	Navistar, Inc. 5.210% (US LIBOR+350 basis points), 11/6/2024[1,2,8]	336,296
297,727	NRG Energy, Inc. 3.943% (US LIBOR+175 basis points), 6/30/2023[1,2,8]	298,472
429,753	Post Holdings, Inc. 3.880% (US LIBOR+200 basis points), 5/24/2024[1,2,8]	430,988
315,002	Realogy Group LLC 3.961% (US LIBOR+225 basis points), 2/8/2025[1,2,8]	317,241
198,995	Serta Simmons Bedding LLC 3.500% (US LIBOR+350 basis points), 11/8/2023[1,2,8]	180,638
243,990	Sinclair Television Group, Inc. 4.130% (US LIBOR+225 basis points), 1/3/2024[1,2,8]	245,362
184,140	Sprint Communications, Inc. 4.438% (US LIBOR+250 basis points), 2/29/2024[1,2,8]	184,389
92,070	United Airlines, Inc. 3.772% (US LIBOR+200 basis points), 4/1/2024[1,2,8]	93,221
103,425	Versum Materials, Inc. 3.693% (US LIBOR+250 basis points), 9/30/2023[1,2,8]	104,217
198,000	Virgin Media Bristol LLC 4.088% (US LIBOR+250 basis points), 1/31/2026[1,2,8]	199,237
144,693	Western Digital Corp. 3.877% (US LIBOR+200 basis points), 4/29/2023[1,8]	145,662
377,679	XPO Logistics, Inc. 3.920% (US LIBOR+200 basis points), 2/23/2025[1,2,8]	379,498

	Total Bank Loans (Cost $8,177,940)	8,186,913

	Commercial Mortgage-Backed Securities – 6.1%
9,000,000	BAMLL Commercial Mortgage Securities Trust 2015-200P 0.106%, 4/14/2033[2,3,4,9]	80,928
72,393	BBCMS Trust 2014-BXO 4.777% (LIBOR 1 Month+300 basis points), 8/15/2027[1,3]	72,315
84,178	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 5.258%, 2/13/2042[2,3,4]	85,187
1,000,000	BX Commercial Mortgage Trust 2018-BIOA 2.771% (LIBOR 1 Month+112 basis points), 3/15/2037[1,3]	994,470
2,552,187	CFCRE Commercial Mortgage Trust 2016-C3 1.069%, 1/10/2048[2,4,9]	163,508
	Citigroup Commercial Mortgage Trust 2016-SMPL
10,500,000	Series 2016-SMPL, Class XCP, 1.977%, 9/10/2031[3,4,9]	86,730
200,000	Series 2016-SMPL, Class B, 2.576%, 9/10/2031[3]	192,238

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Commercial Mortgage-Backed Securities (Continued)
$500,000	Citigroup Commercial Mortgage Trust 2017-1500 3.627% (LIBOR 1 Month+185 basis points), 7/15/2032[1,3]	$499,405
271,889	COLT 2016-2 Mortgage Loan Trust 2.750%, 9/25/2046[2,3,4]	271,046
6,700,000	COMM 2012-LC4 Mortgage Trust 0.579%, 12/10/2044[2,3,4,9]	136,211
1,431,301	COMM 2014-CCRE19 Mortgage Trust 1.214%, 8/10/2047[2,4,9]	67,629
100,000	COMM 2015-CCRE23 Mortgage Trust 3.685%, 5/10/2048[2,3,4]	100,452
2,000,000	Core Industrial Trust 2015-CALW 0.439%, 2/10/2034[3,4,9]	30,820
	Fannie Mae-Aces
251,097	Series 2013-M5, Class X2, 2.177%, 1/25/2022[4,9]	11,157
7,147,733	Series 2014-M8, Class X2, 0.397%, 6/25/2024[4,9]	146,543
	FHLMC Multifamily Structured Pass-Through Certificates
2,300,000	Series K721, Class X3, 1.296%, 9/25/2022[2,4,9]	119,243
5,633,306	Series K044, Class X1, 0.751%, 1/25/2025[2,4,9]	235,647
900,000	Series K043, Class X3, 1.636%, 2/25/2043[2,4,9]	84,795
900,000	Series K050, Class X3, 1.553%, 10/25/2043[2,4,9]	85,537
1,100,000	Series K052, Class X3, 1.612%, 1/25/2044[2,4,9]	113,774
	Freddie Mac Multifamily Structured Pass-Through Certificates
4,600,000	Series K723, Class XAM, 0.855%, 9/25/2023[2,4,9]	196,043
2,900,000	Series K046, Class X3, 1.508%, 4/25/2043[2,4,9]	253,599
26,987,679	FREMF 2011-K15 Mortgage Trust 0.100%, 8/25/2044[2,3,9]	72,300
125,000	FREMF 2012-K710 Mortgage Trust 3.813%, 6/25/2047[2,3,4]	125,868
240,000	FREMF 2015-K721 Mortgage Trust 3.565%, 11/25/2047[2,3,4]	239,489
	Government National Mortgage Association
602,134	Series 2015-70, Class IO, 1.067%, 12/16/2049[2,4,9]	36,878
2,201,513	Series 2015-93, Class IO, 0.783%, 11/16/2054[2,4,9]	99,792
1,616,288	Series 2013-175, Class IO, 0.695%, 5/16/2055[2,4,9]	52,922
2,646,485	Series 2015-125, Class IO, 0.779%, 7/16/2055[2,4,9]	133,171
1,021,585	Series 2014-120, Class IO, 0.708%, 4/16/2056[2,4,9]	43,292
1,760,293	Series 2014-138, Class IO, 0.748%, 4/16/2056[2,4,9]	86,800
853,281	Series 2015-68, Class IO, 0.775%, 7/16/2057[2,4,9]	44,841
8,369,573	Series 2017-185, Class IO, 0.594%, 4/16/2059[2,4,9]	493,663
7,166,100	Series 2017-169, Class IO, 0.744%, 1/16/2060[2,4,9]	492,977
6,696,733	Series 2018-41, Class IO, 0.794%, 5/16/2060[2,4,9]	510,626
900,000	GS Mortgage Securities Corp. Trust 2018-CHILL 2.838% (LIBOR 1 Month+125 basis points), 2/15/2037[1,3]	900,481
15,896	Impac Secured Assets CMN Owner Trust 2.932% (LIBOR 1 Month+106 basis points), 11/25/2034[1,2]	15,930

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Commercial Mortgage-Backed Securities (Continued)
$1,681,531	KGS-Alpha SBA COOF Trust 2014-3 1.522%, 5/25/2039[2,3,4,5,6,9]	$49,920
1,997,515	KGS-Alpha SBA COOF Trust 2015-1 1.401%, 10/25/2035[2,3,4,5,6,9]	69,289
372,853	KGS-Alpha SBA COOF Trust 2015-2 2.801%, 7/25/2041[2,3,4,5,6,9]	41,014
3,585	Morgan Stanley Capital I Trust 2007-IQ16 6.122%, 12/12/2049[2,4]	3,581
1,224,809	Morgan Stanley Capital I Trust 2012-STAR 1.973%, 8/5/2034[3,4,9]	48,660
216,216	Soundview Home Loan Trust 2003-1 5.247% (LIBOR 1 Month+338 basis points), 8/25/2031[1,2]	216,236
512,391	STORE Master Funding LLC 4.160%, 3/20/2043[2,3]	510,189
2,819,142	Wells Fargo Commercial Mortgage Trust 2015-Lc22 0.887%, 9/15/2058[2,4,9]	136,988
144,617	WFCG Commercial Mortgage Trust 2015-BXRP 4.348% (LIBOR 1 Month+257 basis points), 11/15/2029[1,2,3]	144,934
3,200,000	WFRBS Commercial Mortgage Trust 2014-C21 0.605%, 8/15/2047[2,4,9]	121,891
6,400,000	WFRBS Commercial Mortgage Trust 2014-C22 0.453%, 9/15/2057[2,4,9]	158,861

	Total Commercial Mortgage-Backed Securities (Cost $8,939,571)	8,877,870

	Corporate Bonds – 56.7%
	Communications – 3.6%
	AT&T, Inc.
600,000	2.300%, 3/11/2019	597,807
1,000,000	2.723% (LIBOR 3 Month+89.00 basis points), 2/14/2023[1]	1,013,877
250,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.250%, 9/30/2022[2]	253,753
125,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.579%, 7/23/2020[2]	125,352
500,000	Deutsche Telekom International Finance B.V. 6.750%, 8/20/2018[7]	507,854
500,000	Discovery Communications LLC 2.912% (LIBOR 3 Month+71 basis points), 9/20/2019[1]	502,362
214,000	DISH DBS Corp. 6.750%, 6/1/2021	215,338
150,000	Hughes Satellite Systems Corp. 6.500%, 6/15/2019	154,500
500,000	NBCUniversal Enterprise, Inc. 2.095% (LIBOR 3 Month+40 basis points), 4/1/2021[1,3]	501,503

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Communications(Continued)
	Sprint Communications, Inc.
$83,000	9.000%, 11/15/2018[3]	$85,594
80,000	7.000%, 3/1/2020[3]	84,000
201,250	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 3/20/2023[3]	199,992
330,000	T-Mobile USA, Inc. 6.625%, 4/1/2023[2]	340,933
200,000	TEGNA, Inc. 4.875%, 9/15/2021[2,3]	201,500
500,000	Verizon Communications, Inc. 3.145% (LIBOR 3 Month+100 basis points), 3/16/2022[1]	509,557
		5,293,922
	Consumer Discretionary – 5.1%
252,000	Allegiant Travel Co. 5.500%, 7/15/2019	255,780
583,000	Delta Air Lines, Inc. 2.875%, 3/13/2020	579,201
	ERAC USA Finance LLC
480,000	2.800%, 11/1/2018[3]	480,018
1,000,000	2.350%, 10/15/2019[3]	989,959
	Ford Motor Credit Co. LLC
250,000	3.284% (LIBOR 3 Month+158.00 basis points), 1/8/2019[1]	252,155
250,000	2.861% (LIBOR 3 Month+79.00 basis points), 6/12/2020[1]	251,273
250,000	3.336%, 3/18/2021	248,519
250,000	2.867% (LIBOR 3 Month+108.00 basis points), 8/3/2022[1]	252,040
	General Motors Co.
200,000	3.500%, 10/2/2018	200,293
500,000	2.594% (LIBOR 3 Month+80.00 basis points), 8/7/2020[1]	500,476
	General Motors Financial Co., Inc.
250,000	2.400%, 5/9/2019	248,740
500,000	4.200%, 3/1/2021[2]	509,469
250,000	GLP Capital LP / GLP Financing II, Inc. 4.875%, 11/1/2020[2]	254,538
400,000	International Game Technology PLC 6.250%, 2/15/2022[2,3,7]	419,000
400,000	Jaguar Land Rover Automotive PLC 4.250%, 11/15/2019[3,7]	402,496
273,000	Lennar Corp. 4.750%, 11/15/2022[2]	274,706
177,000	MGM Resorts International 6.750%, 10/1/2020	188,063

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Consumer Discretionary(Continued)
$90,000	Royal Caribbean Cruises Ltd. 5.250%, 11/15/2022[7]	$97,034
190,000	Service Corp. International 4.500%, 11/15/2020[2]	190,950
220,000	Toll Brothers Finance Corp. 5.875%, 2/15/2022[2]	233,200
309,000	United Continental Holdings, Inc. 6.000%, 12/1/2020	324,450
270,000	United Rentals North America, Inc. 4.625%, 7/15/2023[2]	274,725
		7,427,085
	Consumer Staples – 1.6%
500,000	Anheuser-Busch InBev Worldwide, Inc. 2.067% (LIBOR 3 Month+74 basis points), 1/12/2024[1]	502,940
750,000	BAT Capital Corp. 2.297%, 8/14/2020[3]	735,337
	CVS Health Corp.
375,000	1.900%, 7/20/2018	374,214
429,000	2.250%, 8/12/2019[2]	424,709
250,000	Reynolds American, Inc. 2.300%, 6/12/2018	249,873
		2,287,073
	Energy – 3.8%
200,000	Andeavor 5.375%, 10/1/2022[2]	205,000
	Antero Resources Corp.
270,000	5.375%, 11/1/2021[2]	274,725
97,000	5.125%, 12/1/2022[2]	97,728
1,000,000	BP Capital Markets PLC 1.768%, 9/19/2019[7]	987,307
435,000	Continental Resources, Inc. 5.000%, 9/15/2022[2]	440,981
280,000	DCP Midstream Operating LP 4.750%, 9/30/2021[2,3]	282,450
108,000	Energen Corp. 4.625%, 9/1/2021[2]	106,110
175,000	Energy Transfer Equity LP 7.500%, 10/15/2020	188,453
500,000	Kinder Morgan, Inc. 3.000% (LIBOR 3 Month+128 basis points), 1/15/2023[1]	509,517
150,000	Newfield Exploration Co. 5.750%, 1/30/2022	156,750

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Energy(Continued)
$225,000	NGPL PipeCo LLC 4.375%, 8/15/2022[2,3]	$223,594
	NuStar Logistics LP
203,000	4.800%, 9/1/2020	203,254
90,000	4.750%, 2/1/2022[2]	87,525
500,000	Phillips 66 2.606% (LIBOR 3 Month+60 basis points), 2/26/2021[1,2]	500,615
200,000	Range Resources Corp. 5.000%, 8/15/2022[2]	193,500
250,000	Rockies Express Pipeline LLC 5.625%, 4/15/2020[3]	258,753
225,000	Sabine Pass Liquefaction LLC 5.625%, 2/1/2021[2]	236,565
250,000	Southwestern Energy Co. 4.100%, 3/15/2022[2]	239,375
190,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.125%, 11/15/2019[2]	190,475
165,000	Williams Cos., Inc. 3.700%, 1/15/2023[2]	160,463
		5,543,140
	Financials – 29.1%
500,000	ABN AMRO Bank N.V. 2.374% (LIBOR 3 Month+64 basis points), 1/18/2019[1,3,7]	501,538
600,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.750%, 5/15/2019[7]	603,755
	Ally Financial, Inc.
200,000	4.750%, 9/10/2018	201,540
230,000	3.750%, 11/18/2019	231,304
	American Express Credit Corp.
750,000	1.800%, 7/31/2018[2]	748,266
405,000	2.117% (LIBOR 3 Month+33.00 basis points), 5/3/2019[1,2]	405,474
215,000	American International Group, Inc. 3.300%, 3/1/2021[2]	215,223
	Bank of America Corp.
1,000,000	2.625%, 4/19/2021	985,045
1,000,000	2.405% (LIBOR 3 Month+66.00 basis points), 7/21/2021[1,2]	1,003,214
1,000,000	3.004% (LIBOR 3 Month+79.00 basis points), 12/20/2023[2,3,4]	980,857
500,000	Bank of Nova Scotia 2.000% (LIBOR 3 Month+20 basis points), 11/9/2018[1,7]	499,939
1,000,000	Barclays Bank PLC 2.650%, 1/11/2021[2,7]	985,692
	Capital One N.A.
250,000	3.035% (LIBOR 3 Month+115.00 basis points), 8/17/2018[1,2]	250,618

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Financials(Continued)
	Capital One N.A.
$625,000	2.400%, 9/5/2019[2]	$619,168
374,000	CIT Group, Inc. 5.000%, 8/15/2022	382,883
	Citigroup, Inc.
280,000	2.150%, 7/30/2018	279,545
500,000	2.498% (LIBOR 3 Month+79.00 basis points), 1/10/2020[1,2]	502,922
500,000	2.968% (LIBOR 3 Month+119.00 basis points), 8/2/2021[1]	508,924
500,000	3.117% (LIBOR 3 Month+107.00 basis points), 12/8/2021[1,2]	507,015
	Citizens Bank N.A.
600,000	2.300%, 12/3/2018[2]	597,931
500,000	2.250%, 10/30/2020[2]	487,098
1,000,000	3.252% (LIBOR 3 Month+95.00 basis points), 3/29/2023[1,2]	1,000,440
1,210,000	Compass Bank 2.750%, 9/29/2019[2]	1,203,536
435,000	Credit Suisse Group A.G. 3.574%, 1/9/2023[2,3,7]	432,425
	Discover Bank
250,000	2.600%, 11/13/2018[2]	249,921
250,000	3.100%, 6/4/2020[2]	249,083
	Equinix, Inc.
250,000	5.375%, 1/1/2022[2]	257,500
225,000	5.375%, 4/1/2023[2]	229,781
1,000,000	Fifth Third Bank 1.625%, 9/27/2019[2]	982,823
210,000	Fly Leasing Ltd. 6.375%, 10/15/2021[2,7]	218,138
	Goldman Sachs Group, Inc.
1,250,000	3.325% (LIBOR 3 Month+120.00 basis points), 9/15/2020[1,2]	1,269,736
500,000	3.009% (LIBOR 3 Month+117.00 basis points), 11/15/2021[1,2]	506,110
1,000,000	HSBC Bank USA N.A. 4.875%, 8/24/2020	1,035,411
500,000	HSBC Holdings PLC 3.604% (LIBOR 3 Month+166 basis points), 5/25/2021[1,7]	516,986
564,000	Huntington National Bank 2.375%, 3/10/2020[2]	556,094
500,000	ING Groep N.V. 3.452% (LIBOR 3 Month+115 basis points), 3/29/2022[1,7]	507,852
	JPMorgan Chase & Co.
500,000	2.607% (LIBOR 3 Month+55.00 basis points), 3/9/2021[1,2]	501,245
1,000,000	4.500%, 1/24/2022	1,040,397
	JPMorgan Chase Bank N.A.
500,000	2.861% (LIBOR 3 Month+59.00 basis points), 9/23/2019[1,2]	502,494
1,000,000	2.063% (LIBOR 3 Month+29.00 basis points), 2/1/2021[1,2]	1,000,063

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Financials(Continued)
$1,000,000	KeyBank N.A. 2.250%, 3/16/2020	$987,032
	Lloyds Bank PLC
500,000	2.000%, 8/17/2018[7]	498,913
1,000,000	5.800%, 1/13/2020[3,7]	1,047,768
1,000,000	Macquarie Group Ltd. 3.189% (LIBOR 3 Month+102 basis points), 11/28/2023[2,3,4,7]	963,200
	Mitsubishi UFJ Financial Group, Inc.
206,000	3.886% (LIBOR 3 Month+188.00 basis points), 3/1/2021[1,7]	213,423
1,000,000	2.757% (LIBOR 3 Month+74.00 basis points), 3/2/2023[1,7]	998,400
	Morgan Stanley
510,000	2.125%, 4/25/2018	509,850
250,000	3.025% (LIBOR 3 Month+128.00 basis points), 4/25/2018[1]	250,144
750,000	2.295% (LIBOR 3 Month+55.00 basis points), 2/10/2021[1,2]	750,412
1,000,000	2.625%, 11/17/2021	976,326
500,000	2.925% (LIBOR 3 Month+118.00 basis points), 1/20/2022[1,2]	506,038
207,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 8/1/2018[2]	208,035
255,000	Navient Corp. 8.450%, 6/15/2018	257,168
750,000	Royal Bank of Scotland Group PLC 3.309% (LIBOR 3 Month+147 basis points), 5/15/2023[1,2,7]	756,555
	Santander Holdings USA, Inc.
406,000	2.700%, 5/24/2019[2]	405,003
1,000,000	3.400%, 1/18/2023[2]	976,805
	Santander UK PLC
1,000,000	2.087% (LIBOR 3 Month+30.00 basis points), 11/3/2020[1,7]	998,103
560,000	2.125%, 11/3/2020[7]	546,988
78,000	Starwood Property Trust, Inc. 5.000%, 12/15/2021[2]	79,560
	Sumitomo Mitsui Financial Group, Inc.
500,000	3.737% (LIBOR 3 Month+168.00 basis points), 3/9/2021[1,7]	516,959
500,000	2.489% (LIBOR 3 Month+78.00 basis points), 7/12/2022[1,7]	501,808
900,000	SunTrust Bank 2.590% (LIBOR 3 Month+30 basis points), 1/29/2021[2,4]	894,010
500,000	SunTrust Banks, Inc. 2.350%, 11/1/2018[2]	498,989
360,000	Svenska Handelsbanken A.B. 2.407% (LIBOR 3 Month+36 basis points), 9/8/2020[1,7]	360,881
	Synchrony Financial
1,300,000	2.700%, 2/3/2020[2]	1,286,250
200,000	3.017% (LIBOR 3 Month+123.00 basis points), 2/3/2020[1]	202,601
	UBS A.G.
250,000	2.473% (LIBOR 3 Month+64.00 basis points), 8/14/2019[1,7]	250,983

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Financials(Continued)
	UBS A.G.
$1,000,000	2.450%, 12/1/2020[2,3,7]	$981,848
500,000	UBS Group Funding Switzerland A.G. 3.140% (LIBOR 3 Month+122 basis points), 5/23/2023[1,2,3,7]	508,200
1,000,000	Wells Fargo & Co. 2.100%, 7/26/2021	965,715
		42,655,953
	Health Care – 4.7%
945,000	Abbott Laboratories 2.350%, 11/22/2019	936,856
250,000	AbbVie, Inc. 1.800%, 5/14/2018	249,818
600,000	Anthem, Inc. 2.500%, 11/21/2020	589,834
	Becton, Dickinson and Co.
500,000	2.675%, 12/15/2019	497,110
500,000	3.055% (LIBOR 3 Month+103.00 basis points), 6/6/2022[1]	501,544
225,000	Centene Corp. 5.625%, 2/15/2021[2]	231,187
82,000	CHS/Community Health Systems, Inc. 5.125%, 8/1/2021[2]	76,260
1,000,000	CVS Health Corp. 2.777% (LIBOR 3 Month+72 basis points), 3/9/2021[1]	1,007,514
1,000,000	Express Scripts Holding Co. 2.756% (LIBOR 3 Month+75 basis points), 11/30/2020[1,2]	1,001,201
	Gilead Sciences, Inc.
410,000	1.850%, 9/20/2019	404,884
500,000	2.452% (LIBOR 3 Month+25.00 basis points), 9/20/2019[1]	500,304
300,000	HCA, Inc. 6.500%, 2/15/2020	314,625
490,000	Shire Acquisitions Investments Ireland DAC 1.900%, 9/23/2019[7]	481,913
38,000	Tenet Healthcare Corp. 6.000%, 10/1/2020	39,283
		6,832,333
	Industrials – 2.5%
575,000	Caterpillar Financial Services Corp. 5.450%, 4/15/2018	575,561
410,000	CNH Industrial Capital LLC 3.875%, 10/15/2021	409,738
300,000	Moog, Inc. 5.250%, 12/1/2022[2,3]	307,500
	Penske Truck Leasing Co. LP / PTL Finance Corp.

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Industrials(Continued)
	Penske Truck Leasing Co. LP / PTL Finance Corp.
$500,000	2.875%, 7/17/2018[3]	$500,197
1,000,000	2.500%, 6/15/2019[2,3]	994,982
500,000	Siemens Financieringsmaatschappij N.V. 1.300%, 9/13/2019[3,7]	489,108
250,000	Textron, Inc. 7.250%, 10/1/2019	265,669
105,000	XPO Logistics, Inc. 6.500%, 6/15/2022[2,3]	108,281
		3,651,036
	Materials – 3.1%
200,000	Anglo American Capital PLC 4.125%, 4/15/2021[3,7]	202,882
260,000	ArcelorMittal 5.500%, 8/5/2020[7]	269,750
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.625%, 5/15/2023[2,3,7]	200,750
370,000	Chemours Co. 6.625%, 5/15/2023[2]	388,500
535,000	EI du Pont de Nemours & Co. 2.303% (LIBOR 3 Month+53 basis points), 5/1/2020[1]	538,427
	Freeport-McMoRan, Inc.
200,000	3.100%, 3/15/2020	197,760
200,000	3.875%, 3/15/2023[2]	193,280
280,000	Kinross Gold Corp. 5.125%, 9/1/2021[2,7]	290,528
435,000	Martin Marietta Materials, Inc. 2.554% (LIBOR 3 Month+65 basis points), 5/22/2020[1]	436,701
169,594	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750%, 10/15/2020[2]	171,714
311,000	Sealed Air Corp. 4.875%, 12/1/2022[2,3]	314,110
500,000	Sherwin-Williams Co. 2.250%, 5/15/2020	491,701
250,000	Steel Dynamics, Inc. 5.125%, 10/1/2021[2]	254,050
576,000	Teck Resources Ltd. 4.750%, 1/15/2022[2,7]	583,200
		4,533,353
	Technology – 2.2%
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
412,000	4.420%, 6/15/2021[2,3]	422,616
240,000	5.875%, 6/15/2021[2,3]	246,600

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Technology(Continued)
	Hewlett Packard Enterprise Co.
$250,000	2.850%, 10/5/2018	$250,257
304,000	3.600%, 10/15/2020[2]	306,812
28,000	IHS Markit Ltd. 5.000%, 11/1/2022[2,3,7]	29,050
237,000	KLA-Tencor Corp. 3.375%, 11/1/2019[2]	238,778
255,000	NXP B.V. / NXP Funding LLC 4.125%, 6/1/2021[3,7]	257,550
220,000	Open Text Corp. 5.625%, 1/15/2023[2,3,7]	227,975
500,000	QUALCOMM, Inc. 2.497% (LIBOR 3 Month+73 basis points), 1/30/2023[1]	495,722
300,000	Quintiles IMS, Inc. 4.875%, 5/15/2023[2,3]	305,625
250,000	S&P Global, Inc. 2.500%, 8/15/2018	249,859
158,000	Symantec Corp. 3.950%, 6/15/2022[2]	157,924
		3,188,768
	Utilities – 1.0%
500,000	Dominion Energy, Inc. 2.556% (LIBOR 3 Month+55 basis points), 6/1/2019[1,3]	501,652
1,000,000	Mississippi Power Co. 2.942% (LIBOR 3 Month+65 basis points), 3/27/2020[1,2]	1,000,347
		1,501,999
	Total Corporate Bonds (Cost $83,260,210)	82,914,662

	Municipal Bonds – 0.3%
500,000	New Jersey Economic Development Authority 3.802%, 6/15/2018	501,330

	Total Municipal Bonds (Cost $501,820)	501,330

	U.S. Treasury Securities – 1.3%
2,000,000	United States Treasury Note 1.500%, 4/15/2020	1,967,968

	Total U.S. Treasury Securities (Cost $1,985,309)	1,967,968

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Value

Total Investments – 89.6% (Cost $131,376,882)	131,045,753
Other Assets in Excess of Liabilities – 10.4%	15,254,153

Total Net Assets – 100.0%	$146,299,906

LP – Limited Partnership

PLC – Public Limited Company

[1]	Floating rate security.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $38,139,368 which represents 26.1% of Net Assets.
[4]	Variable rate security.
[5]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.3% of Net Assets. The total value of these securities is $382,117.
[6]	Illiquid security. The total illiquid securities represent 0.3% of Net Assets. The total value of these securities is $382,117.
[7]	Foreign security denominated in U.S. Dollars.
[8]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[9]	Interest-only security.

See accompanying Notes to Schedule of Investments.

AAM/HIMCO Short Duration Fund

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Note 1 – Organization

AAM/HIMCO Short Duration Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to provide current income and long-term total return. The Fund’s inception date was June 30, 2014, but the Fund commenced investment operations on July 1, 2014. The Fund currently offers four classes of shares: Class A, Class C, Class T, and Class I. Class T shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees. Prior to January 15, 2015, short-term securities with remaining maturities of sixty days or less were valued at amortized cost, which approximates market value. Effective January 15, 2015, the Fund elected to no longer use amortized cost valuation method for those securities.

AAM/HIMCO Short Duration Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2018 (Unaudited)

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Bank Loans

The Fund may purchase participations in commercial loans (bank loans). Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest.

Note 3 – Federal Income Taxes

At March 31, 2018, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

AAM/HIMCO Short Duration Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2018 (Unaudited)

Cost of investments	$131,376,882

Gross unrealized appreciation	$523,740
Gross unrealized depreciation	(854,869)

Net unrealized depreciation on investments	$(331,129)

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s assets carried at fair value:

AAM/HIMCO Short Duration Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2018 (Unaudited)

	Level 1*	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$28,375,116	$221,894	$28,597,010
Bank Loans	-	8,186,913	-	8,186,913
Commercial Mortgage-Backed Securities	-	8,717,647	160,223	8,877,870
Corporate Bonds[1]	-	82,914,662	-	82,914,662
Municipal Bonds	-	501,330	-	501,330
U.S. Treasury Securities	-	1,967,968	-	1,967,968
Total Investments	$-	$130,663,636	$382,117	$131,045,753
[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 1 securities at period end.

Transfers between Levels 1,2, or 3 are recognized at the end of the reporting period. The following is a reconciliation of transfer between Levels from June 30, 2017 to March 31, 2018, represented by recognizing the March 31, 2018 market value of securities:

Transfers into Level 2	$206,665
Transfer out of Level 2	-
Net transfers in (out) of Level 2	$206,665

Transfers into Level 3	$-
Transfers out of Level 3	(206,665)
Net transfers in (out) of Level 3	$(206,665)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of June 30, 2017	$796,962
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	(242,596)
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	(2,888)
Net purchases	-
Net sales	-
Principal paydown	(169,361)
Balance as of March 31, 2018	$382,117

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2018:

AAM/HIMCO Short Duration Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2018 (Unaudited)

	Fair Value March 31, 2018	Valuation Methodologies	Unobservable Input[1]	Impact to Valuation from an increase in Input[2]
Asset-Backed Securities	$221,894	Market Approach	Single Broker Indicative Quote	Increase
Commercial Mortgage-Backed Securities	$160,223	Market Approach	Single Broker Indicative Quote	Increase

[1]	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
[2]	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	05/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	05/30/2018

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	05/30/2018